Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
	2024	2023
	A$’000	A$’000
Raw materials and stores	14,396	7,700
Work in progress	13,882	5,961
Finished goods	14,030	3,649
Provision for obsolescence	(4,164)	-
Total inventories	38,144	17,310